Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Pennsylvania Higher Education Assistance Agency (the “Agency”)

BMO Capital Markets Corp.

BofA Securities, Inc.

Credit Suisse Securities (USA) LLC

(together, the “Specified Parties”)

Re:	Pennsylvania Higher Education Assistance Agency Student Loan Trust 2021-1 (the “PHEAA Student Loan Trust 2021-1 Bonds”) – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “2021-1 MR50 (31May21) v2.xlsx,” provided by the Agency on June 24, 2021, containing information on 84,427 financed eligible student loans (the “Financed Eligible Loans”) as of May 31, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering of PHEAA Student Loan Trust 2021-1 Bonds. The Agency is responsible for the specified attributes identified by the Agency in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•

The term “System Screen Shots” means the following electronic screenshots containing information from the Agency’s servicing system and origination system for the Selected Financed Eligible Loans (defined below): Loan Detail Information Screen, Borrower Demographics Screen, Interest Rate Change/History Screen, Loan Financial Activity Breakdown Screen, Loan Deferment/Forbearance History Target Screen, and Loan Financial Activity Screen.

•	The term “Instructions” means the instructions provided by the Agency pertaining to a procedure, attribute, or methodology, as described in Exhibit B.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•	The term “Provided Information” means the System Screen Shots and Instructions.

The procedures we were instructed by the Agency to perform and the associated findings are as follows:

A.

We randomly selected a sample of 200 Financed Eligible Loans from the Data File (the “Selected Financed Eligible Loans”). A listing of the Selected Financed Eligible Loans is attached hereto as Exhibit A. For purposes of this procedure, the Agency did not inform us of the basis they used to determine the number of Financed Eligible Loans we were instructed to randomly select from the Data File.

B.

For each Selected Financed Eligible Loan, we compared the specified attributes listed below to or using the corresponding information contained in the System Screen Shots, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the System Screen Shots or the inability to agree the indicated information from the Data File to the System Screen Shots for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The System Screen Shots are listed in the order of priority.

Attribute	System Screen Shots / Instructions

Student Account Number	Loan Detail Information Screen

Loan Sequence ID	Loan Detail Information Screen

First Disbursement Date	Loan Detail Information Screen

Guarantee Agency	Loan Detail Information Screen

Borrower State	Borrower Demographics Screen

Effective Borrower Interest Rate	Loan Detail Information Screen, Interest Rate Change/History Screen, and Instructions

Outstanding Loan Principal Balance	Loan Detail Information Screen, Loan Financial Activity Screen, Loan Financial Activity Breakdown Screen, and Instructions

Borrower Payment Status	Loan Detail Information Screen, Loan Deferment/Forbearance History Target Screen, Loan Financial Activity Screen, and Instructions

Loan Type	Loan Detail Information Screen

C.	For each Selected Financed Eligible Loan, we observed the presence of the following:

•	Signed Promissory Note. We make no representation regarding the authenticity of the signature(s).

We were engaged by the Agency to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Agency and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on the information indicated in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided by the Agency, (ii) the physical existence of the Financed Eligible Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Financed Eligible Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Financed Eligible Loans being securitized, (iii) the compliance of the originator of the Financed Eligible Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Financed Eligible Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or NRSROs, who are not identified in the report as Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California

July 22, 2021

3

Exhibit A

The Selected Financed Eligible Loans

Selected Financed Eligible Loan Number	Financed Eligible Loan Number	Selected Financed Eligible Loan Number	Financed Eligible Loan Number	Selected Financed Eligible Loan Number	Financed Eligible Loan Number	Selected Financed Eligible Loan Number	Financed Eligible Loan Number
1	20211001	51	20211051	101	20211101	151	20211151
2	20211002	52	20211052	102	20211102	152	20211152
3	20211003	53	20211053	103	20211103	153	20211153
4	20211004	54	20211054	104	20211104	154	20211154
5	20211005	55	20211055	105	20211105	155	20211155
6	20211006	56	20211056	106	20211106	156	20211156
7	20211007	57	20211057	107	20211107	157	20211157
8	20211008	58	20211058	108	20211108	158	20211158
9	20211009	59	20211059	109	20211109	159	20211159
10	20211010	60	20211060	110	20211110	160	20211160
11	20211011	61	20211061	111	20211111	161	20211161
12	20211012	62	20211062	112	20211112	162	20211162
13	20211013	63	20211063	113	20211113	163	20211163
14	20211014	64	20211064	114	20211114	164	20211164
15	20211015	65	20211065	115	20211115	165	20211165
16	20211016	66	20211066	116	20211116	166	20211166
17	20211017	67	20211067	117	20211117	167	20211167
18	20211018	68	20211068	118	20211118	168	20211168
19	20211019	69	20211069	119	20211119	169	20211169
20	20211020	70	20211070	120	20211120	170	20211170
21	20211021	71	20211071	121	20211121	171	20211171
22	20211022	72	20211072	122	20211122	172	20211172
23	20211023	73	20211073	123	20211123	173	20211173
24	20211024	74	20211074	124	20211124	174	20211174
25	20211025	75	20211075	125	20211125	175	20211175
26	20211026	76	20211076	126	20211126	176	20211176
27	20211027	77	20211077	127	20211127	177	20211177
28	20211028	78	20211078	128	20211128	178	20211178
29	20211029	79	20211079	129	20211129	179	20211179
30	20211030	80	20211080	130	20211130	180	20211180
31	20211031	81	20211081	131	20211131	181	20211181
32	20211032	82	20211082	132	20211132	182	20211182
33	20211033	83	20211083	133	20211133	183	20211183
34	20211034	84	20211084	134	20211134	184	20211184
35	20211035	85	20211085	135	20211135	185	20211185
36	20211036	86	20211086	136	20211136	186	20211186
37	20211037	87	20211087	137	20211137	187	20211187
38	20211038	88	20211088	138	20211138	188	20211188
39	20211039	89	20211089	139	20211139	189	20211189
40	20211040	90	20211090	140	20211140	190	20211190
41	20211041	91	20211091	141	20211141	191	20211191
42	20211042	92	20211092	142	20211142	192	20211192
43	20211043	93	20211093	143	20211143	193	20211193
44	20211044	94	20211094	144	20211144	194	20211194
45	20211045	95	20211095	145	20211145	195	20211195
46	20211046	96	20211096	146	20211146	196	20211196
47	20211047	97	20211097	147	20211147	197	20211197
48	20211048	98	20211098	148	20211148	198	20211198
49	20211049	99	20211099	149	20211149	199	20211199
50	20211050	100	20211100	150	20211150	200	20211200

Note:	The Agency has assigned a unique Loan ID number to each Financed Eligible Loan in the Data Files. The Financed Eligible Loan Numbers referred to in this Exhibit are not the Loan ID numbers.

A-1

Exhibit B

Instructions

Attributes	Instructions
Effective Borrower Interest Rate	Compare the Effective Borrower Interest Rate in the Data File to the “INT RTE” field on the Loan Detail Information Screen. In the event the Effective Borrower Interest Rate does not agree, compare the Effective Borrower Interest Rate in the Data File to the “INTEREST RATE” field on the Interest Rate Change/History Screen utilizing only account activity information that occurred on or prior to May 31, 2021 (the “Cutoff Date”).

Outstanding Loan Principal Balance	Compare the Outstanding Loan Principal Balance in the Data File to the “CUR PRIN” field on the Loan Detail Information Screen. In the event the Outstanding Loan Principal Balance does not agree, compare the Outstanding Loan Principal Balance in the Data File to the “PRINCIPAL BALANCE” field on the loan Financial Activity Screen utilizing only account activity information that occurred on or prior to the Cutoff Date. In the event the Outstanding Loan Principal Balance does not agree, adjust the previously derived Outstanding Loan Principal Balance by the “APPLIED AMT” in the Loan Financial Activity Breakdown Screen field if it was applied after the Cutoff Date and compare it to the Outstanding Loan Principal Balance in the Data File.

Borrower Payment Status

Compare the Borrower Payment Status in the “WX-LON-STA” and “WX-LON-SUB-STA” fields in the Data File to the “STATUS” field on Loan Detail Information Screen utilizing the Mapping Descriptions found in Exhibit C and only account activity information that occurred on or prior to the Cutoff Date.

In the event the Borrower Payment Status does not agree, use the below instructions:

•  If the Loan Deferment/Forbearance History Target Screen reports a “D” in the “TYP” field applied before the Cutoff Date and ending after the Cutoff Date, the Borrower Payment Status is “Deferment.” Compare this field to the Borrower Payment Status in the Data File utilizing the Mapping Descriptions.

•  If the “STATUS” field on the Loan Detail Information Screen is “Pre-Claim Submitted,” recomputed the days delinquent by taking the difference of the Cutoff Date and “DATE OF DELQ” field in the Loan Detail Information Screen. If the difference was 60 days or less, the Borrower Payment Status is “Repayment.” Compare this field to the Borrower Payment Status in the Data File utilizing the Mapping Descriptions.

•  If the “STATUS” field on the Loan Detail Information Screen is “Repayment” and the Loan Financial Activity Screen report the payments were more than 60 days delinquent as of the Cutoff Date, the Borrower Payment Status was “Pre-Claim Submitted.” Compare this field to the Borrower Payment Status in the Data File utilizing the Mapping Descriptions.

•  If the “STATUS” field on the Loan Detail Information Screen is “Paid in Full” and the Loan Financial Activity Screen reports the loan was outstanding on the Cutoff Date, the Borrower Payment Status is “Repayment.” Compare this field to the Borrower Payment Status in the Data File utilizing the Mapping Descriptions.

•  If the “STATUS” field on the Loan Detail Information Screen is “Forbearance” or “Deferment” and the Deferment/Forbearance History Target Screen reports a “D” or “F” in the “TYP” applied after the Cutoff Date, the Borrower Payment Status will be either (a) “Repayment” if the System Screen Shots report the payments were less than or equal to 60 days delinquent as of the Cutoff Date or (b) “Pre-Claim Submitted” if the System Screen Shots report the payment were more than 60 days delinquent as of the Cutoff Date. Compare this field to the Borrower Payment Status in the Data File utilizing the Mapping Descriptions.

B-1

Exhibit C

Mapping Descriptions

Borrower Payment Status

Per System Screen Shots	Per Data File
LOAN STATUS	WX-LON-STA	WX-LON-SUB-STA
CLAIM	IN SCHOOL	BANKRUPTCY V
REPAYMENT	IN SCHOOL	CLAIM CANCEL
SCHOOL	IN SCHOOL	CURRENT
ENDORSER BANK NOPUR	IN SCHOOL	ENBK-NOPUR
GRACE	IN GRACE	CLAIM CANCEL
GRACE	IN GRACE	CURRENT
CLAIM	IN REPAY	BANKRUPTCY V
REPAYMENT	IN REPAY	CLAIM CANCEL
REPAYMENT	IN REPAY	CLAIM PENDIN
REPAYMENT	IN REPAY	CLAIM RETURN
CLAIM	IN REPAY	CLAIM SUBMIT
CLAIM	IN REPAY	CLM PD W/RES
REPAYMENT	IN REPAY	CURRENT
CLAIM	IN REPAY	DEATH ALLEGE
CLAIM	IN REPAY	DEATH VERIFI
DEFERMENT	IN REPAY	DEFERMENT
REPAYMENT	IN REPAY	DELINQUENT
CLAIM	IN REPAY	DISABILITY A
CLAIM	IN REPAY	DISABILITY V
FORBEARANCE	IN REPAY	FORBEARANCE
PRE-CLAIM SUBMITTED	IN REPAY	PRECLAIM SUB
NOT FULLY DISBURSED	IN REPAY	NOT FULLY ORIGINATED
UNINSURED	UNINSURED	CLAIM CANCEL
UNINSURED	UNINSURED	CURRENT
UNINSURED	UNINSURED	DELINQUENT

C-1